Income taxes - Components of loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of loss before income taxes
Loss before income taxes	$ (51,357)	$ (44,083)	$ (10,150)
Sweden
Components of loss before income taxes
Loss before income taxes	(16,433)	(33,960)	(9,165)
Ireland
Components of loss before income taxes
Loss before income taxes	(11,653)	(191)
Cayman Islands
Components of loss before income taxes
Loss before income taxes	(19,550)	(8,722)
U.S.
Components of loss before income taxes
Loss before income taxes	$ (3,721)	$ (1,210)	$ (985)